iShares®
iShares Trust
Supplement dated February 19, 2025 to
the Prospectus and Statement of Additional Information
for each of the funds listed in the table below (each, a “Fund”)
As previously communicated in a supplement dated December 20, 2024, the following name change for each Fund went effective on February 19, 2025:

Prior Fund Name	New Fund Name

iShares Core Aggressive Allocation ETF	iShares Core 80/20 Aggressive Allocation ETF

iShares Core Growth Allocation ETF	iShares Core 60/40 Balanced Allocation ETF

iShares Core Moderate Allocation ETF	iShares Core 40/60 Moderate Allocation ETF

iShares Core Conservative Allocation ETF	iShares Core 30/70 Conservative Allocation ETF

iShares ESG Aware Aggressive Allocation ETF	iShares ESG Aware 80/20 Aggressive Allocation ETF

iShares ESG Aware Growth Allocation ETF	iShares ESG Aware 60/40 Balanced Allocation ETF

iShares ESG Aware Moderate Allocation ETF	iShares ESG Aware 40/60 Moderate Allocation ETF

iShares ESG Aware Conservative Allocation ETF	iShares ESG Aware 30/70 Conservative Allocation ETF

iShares ESG Screened S&P Small-Cap ETF	iShares ESG Select Screened S&P Small‑Cap ETF

iShares ESG Screened S&P Mid-Cap ETF	iShares ESG Select Screened S&P Mid‑Cap ETF

iShares ESG Screened S&P 500 ETF	iShares ESG Select Screened S&P 500 ETF

iShares MSCI KLD 400 Social ETF	iShares ESG MSCI KLD 400 ETF

In addition, the name change for each underlying or additional index listed in the table below went effective on February 19, 2025. All references to each underlying or additional index are updated to reflect the new underlying or additional index name.

Fund	Prior Index Name	New Index Name

iShares Core 60/40 Balanced Allocation ETF	S&P Target Risk Growth Index (underlying index)	S&P Target Risk Balanced Index (underlying index)

iShares ESG Aware 60/40 Balanced Allocation ETF	BlackRock ESG Aware Growth Allocation Index (underlying index)	BlackRock ESG Aware Balanced Allocation Index (underlying index)
	S&P Target Risk Growth Index (additional index)	S&P Target Risk Balanced Index (additional index)
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-SUPP-FEB1-0225

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE